Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002867
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class AAA
C000002869
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class C
C000034309
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class I
C000002866
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class A
C000002875
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class C
C000034311
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class A
C000204772
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class A
C000204774
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class C
C000204771
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class I
C000204773
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class C
C000034308
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class A
C000002873
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class AAA
C000002871
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class C
C000034310
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class I
C000002872
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class A
MSCI ACWI Index
Account Value [Line Items]
Account Value		$ 10,000	$ 22,474	$ 18,825	$ 16,155	$ 19,175	$ 13,768	$ 13,484	$ 12,752	$ 11,516	$ 9,695	$ 10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
Russell 2000 Index
Account Value [Line Items]
Account Value	$ 10,000		13,525	12,289	10,942	14,628	9,028	9,669
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		13,525	12,289	10,942	14,628	9,028	9,669
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		13,525	12,289	10,942	14,628	9,028	9,669
Russell 2000 Index
Account Value [Line Items]
Account Value	$ 10,000		13,525	12,289	10,942	14,628	9,028	9,669
MSCI World Index
Account Value [Line Items]
Account Value		10,000	25,317	20,967	17,600	20,451	14,642	14,161	13,242	11,855	9,974	10,197
MSCI World Index
Account Value [Line Items]
Account Value		10,000	25,317	20,967	17,600	20,451	14,642	14,161	13,242	11,855	9,974	10,197
MSCI World Index
Account Value [Line Items]
Account Value		10,000	25,317	20,967	17,600	20,451	14,642	14,161	13,242	11,855	9,974	10,197
MSCI World Index
Account Value [Line Items]
Account Value		10,000	25,317	20,967	17,600	20,451	14,642	14,161	13,242	11,855	9,974	10,197
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value		$ 10,000	$ 22,474	$ 18,825	$ 16,155	$ 19,175	$ 13,768	$ 13,484	$ 12,752	$ 11,516	$ 9,695	$ 10,071